Fair Value Measurement (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2017	Sep. 30, 2016
Fair Value of Financial Instruments [Line Items]
Investments in financial instruments	$ 190,068,000	$ 404,584,000
Changyou.com Limited [Member]
Fair Value of Financial Instruments [Line Items]
Investments in financial instruments	190,100,000	404,600,000
Gains resulting from changes in fair value of short-term investments	16,700,000	12,900,000	$ 9,300,000
Aggregate notional amount of foreign exchange forward	0	10,000,000		$ 50,000,000	$ 100,000,000
Gains/(losses) resulting from changes in fair value of forward contracts	(200,000)	(7,200,000)	3,000,000
Cash outflows under forward contracts	$ 900,000	$ 3,500,000	$ 0